Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 459,857	£ 449,745
Financial assets at fair value through profit or loss	215,925	203,318
Asset-backed securities	0	4
Derivative financial instruments	24,065	22,356
Financial liabilities at fair value through profit or loss	27,611	24,914
Derivative financial instruments	21,676	20,149
Level 3 financial assets carried at fair value	270,680	253,266
Level 3 financial liabilities carried at fair value	100,515	90,041
Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	455,846	439,449
Financial assets at fair value through profit or loss	9,889	11,681
Derivative financial instruments	741	422
Financial liabilities at fair value through profit or loss	22	42
Derivative financial instruments	422	444
Favourable changes £m | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	1	1
Unfavourable changes £m | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Gross carrying amount | Level 3 £m | Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Level 3 financial liabilities carried at fair value	444	486
Gross carrying amount | Financial assets at fair value, class | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	11,003	12,387
Gross carrying amount | Discounted cash flows | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	22	42
Gross carrying amount | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	422	444
Gross carrying amount | Favourable changes £m | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	17	10
Gross carrying amount | Unfavourable changes £m | Option pricing model | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(15)	(7)
Financial assets at fair value through profit or loss | Favourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	245	369
Debt securities in issue at fair value through profit or loss	35	39
Financial assets at fair value through profit or loss | Favourable changes £m | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	150	131
Financial assets at fair value through profit or loss | Favourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	80	77
Unlisted equities, debt securities and property partnerships in the life funds	0	7
Financial assets at fair value through profit or loss | Unfavourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(231)	(351)
Debt securities in issue at fair value through profit or loss	(55)	(41)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(150)	(131)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(84)	(99)
Unlisted equities, debt securities and property partnerships in the life funds	(7)	(6)
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	9,889	11,681
Financial assets at fair value through profit or loss | Gross carrying amount | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	6,022	7,890
Debt securities in issue at fair value through profit or loss	621	445
Financial assets at fair value through profit or loss | Gross carrying amount | Market approach
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	2,267	2,228
Financial assets at fair value through profit or loss | Gross carrying amount | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	773	809
Unlisted equities, debt securities and property partnerships in the life funds	206	309
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	197	173
Financial assets at fair value through other comprehensive income | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	48	52
Financial assets at fair value through other comprehensive income | Favourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	33	22
Financial assets at fair value through other comprehensive income | Favourable changes £m | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	2	2
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	(33)	(22)
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	(2)	(2)
Financial assets at fair value through other comprehensive income | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income	373	284
Financial assets at fair value through other comprehensive income | Gross carrying amount | Underlying asset including property prices
Disclosure of detailed information about financial instruments [line items]
Equity and venture capital investments	325	232
Financial assets at fair value through other comprehensive income | Gross carrying amount | Lead manager or broker quote/consensus pricing
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	48	52
Derivative assets £m | Favourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	21	0
Derivative assets £m | Favourable changes £m | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	4	6
Derivative assets £m | Unfavourable changes £m | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(21)	0
Derivative assets £m | Unfavourable changes £m | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(6)	(3)
Derivative assets £m | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	741	422
Derivative assets £m | Gross carrying amount | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	347	0
Derivative assets £m | Gross carrying amount | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	£ 394	£ 422
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0131)	(0.0272)
Interest rate spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0241	0.0050
Credit spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.17)	(0.06)
Credit spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.17	0.06
Earnings multiple | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets, multiple	15.0	17.8
Earnings multiple | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets, multiple	3.5	1.6
Interest rate volatility | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(1.83)	(2)
Interest rate volatility | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.11)	(0.13)
Interest rate volatility | Derivative assets £m | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(1.83)	(2)
Interest rate volatility | Derivative assets £m | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.11)	(0.13)
Uncertainty of recovery rates | Derivative assets £m | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0008)
Uncertainty of recovery rates | Derivative assets £m | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0008